SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2023, the significant non-cash investing and financing transactions were as follows:

•	2,500,000 common shares issued with a value of $512,500 for the acquisition of Porcupine East property;
•	2,000,000 common shares issued with a value of $440,000 for the acquisition of the net assets of a private company associated with Birch Lake and Casummit Lake properties (Note 6);
•	2,445,257 common shares issued with a value of $385,000 in connection with earn-in payments for various property interests;
•	1,000,000 common shares issued for the purchase of real and personal property (Note 10);
•	Received 1,598,162 common shares from Elemental Atlus Royalties Corp worth $2,000,000 in connection with the sale of non-core royalty portfolio (Note 6);
•	Received 250,000 common shares from Grid Metals Corp worth of $35,000; and
•	Received 1,250,000 common shares from Patriot Lithium Limited for the sale of mining claims in Ontario Canada.

During the year ended December 31, 2022, the significant non-cash investing and financing transactions were as follows:

•	79,169,460 common shares issued with a value of $17,391,000 in connection with the Duparquet acquisition;
•	4,708,127 common shares issued with a value of $1,250,000 in connection with other mineral property acquisitions;
•	Received 1,544,944 common shares of Westward Gold Inc. in connection with the Earn-In Agreement associated with the Turquoise Canyon Project in Nevada, USA (initial recognition - $110,000, December 31, 2021 – nil); and
•	Received 15,000,000 common shares of Big Ridge Gold Corp. (initial recognition - $2,175,000, December 31, 2021 – nil) in connection with the Big Ridge Earn-In Agreement.